INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Cost	$ 14,356	$ 12,507
Accumulated amortization	10,584	8,862
Intangible assets, net	3,772	3,645
Know-how and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,780	4,194
Accumulated amortization	4,755	4,162
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	7,017	5,873
Accumulated amortization	3,632	2,774
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,661	1,582
Accumulated amortization	1,300	1,093
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	898	858
Accumulated amortization	$ 897	$ 833